UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/11

Item 1.  Reports to Stockholders.

Astor Long/Short ETF Fund

Semi-Annual Report

January 31, 2011

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Investor,

To start this semi-annual review, we will give a backdrop of the market environment over the past six months (August 2010 – January 2011).  Although it seems like ages ago, the month of August 2010 was a preposterous one for the equity and financial markets. We were mired in the malaise caused by the sovereign debt crisis of 2010.  By late summer of last year, we were five months into the problem and well on our way to working out the issues of this crisis.  Nonetheless, the markets remained uncertain as the S&P 500 shed 4.51% in August.  From that point however, the markets experienced the best five-month rally since August 2009, with the S&P gaining 23.50% from September 2010 – January 2011. During that same period, the Astor Long/Short ETF Fund gained 13.5%, which tracked approximately 60% of the S&P 500 return for the period.  We remained optimistic that economic activity would create an environment to support higher equity prices.  Our model target for exposure to the equity market was approximately 60% over the period in discussion. We maintained a long bias, though not fully invested, as some of our indicators remained in transition.  For the three months of August – October 2010, the S&P 500 gained approximately 7.9% while the Astor Long/Short ETF Fund added 7.06%, tracking at a high 88% of the S&P.

After a lackluster November that saw an approximate 5% pullback in equity prices domestically, December posted very good returns, as the S&P 500 gained 6.68%, catching many investors flat footed after November’s decline and subsequent sharp recovery. The Astor Long/Short ETF Fund returned 2.79% over that period.  The fund had a total return of 2.59% versus 9.22% for the S&P 500 from October 2010 through January 2011, the fiscal half year end of the Astor fund. While not at full exposure, our expectation was to underperform to the upside. That explained a portion of the underperformance. Certain portfolio holdings and market relationships explained the rest.  During January, asset class correlations began to breakdown significantly. Price action in metal/commodities and other risk based assets began to break correlation with equity markets. Even further, Emerging markets performed poorly. The MSCI Emerging Market Index was down 2.7% for January, while US large cap stocks (S&P 500) were up 2.36%.

Over the fiscal half-year ending in January 2011, the Astor Long/Short ETF Fund gained 9.8% versus 17.93% for the S&P 500.

Sincerely,

Rob Stein

Senior Managing Director

Definitions:

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of May 27, 2010 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

NLD Review Code: 0606-NLD-3/31/2011

Astor Long/Short ETF Fund

PORTFOLIO REVIEW

January 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2011, compared to its benchmarks:

	Six Months Ended January 31, 2011	One Year Ended January 31, 2011	Inception** – January 31, 2011	Inception*** – January 31, 2011
Astor Long/Short ETF Fund – Class C Shares	9.35%	N/A	N/A	5.59%
Astor Long/Short ETF Fund – Class I Shares	9.85%	11.31%	6.58%	N/A
Astor Long/Short ETF Fund – Class R Shares S&P 500 Total Return Index	9.82% 17.93%	11.17% 22.19%	6.39% 15.37%	N/A 13.72%

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-738-0333.

** Inception date is October 19, 2009.

*** Inception date is March 12, 2010.

The Fund’s Top Asset Classes are as follows:

Asset Classes:	% of Net Assets
Exchange Traded Funds - Equity	49.2%
Exchange Traded Funds - Debt Exchange Traded Funds - Asset Allocation	27.3% 8.6%
Exchange Traded Funds - Commodity	3.4%
Other, Cash & Cash Equivalents	11.5%
100.00%

Astor Long/Short ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 88.5%
		ASSET ALLOCATION - 8.6%
	59,405	PowerShares DB US Dollar Index Bullish Fund *	$ 1,328,296
	46,358	WisdomTree Dreyfus Emerging Currency Fund *	1,030,075
			2,358,371

		COMMODITY - 3.4%
	27,745	GreenHaven Continous Commodity Index Fund *	944,162

		DEBT - 27.3%
	12,177	iShares Barclays Aggregate Bond Fund	1,286,622
	14,204	iShares iBoxx $ High Yield Corporate Bond Fund	1,303,643
	107,574	SPDR Barclays Capital 1-3 Month T-Bill ETF *	4,932,268
			7,522,533

		EQUITY - 49.2%
	21,065	Consumer Discretionary Select Sector SPDR Fund	783,197
	18,611	Energy Select Sector SPDR Fund	1,361,394
	14,124	iShares Dow Jones US Real Estate Index Fund	819,051
	34,866	iShares Dow Jones US Telecommunications Sector Index Fund	801,918
	27,549	iShares MSCI Emerging Markets Index Fund/United States	1,262,019
	17,143	iShares Russell 2000 Index Fund	1,336,297
	24,392	Market Vectors - Agribusiness ETF	1,345,463
	59,753	SPDR S&P Dividend ETF	3,117,314
	19,971	SPDR S&P Metals & Mining ETF	1,377,400
	28,655	SPDR S&P Pharmaceuticals ETF	1,325,208
			13,529,261

		TOTAL EXCHANGE TRADED FUNDS
		(Cost $23,288,429)	24,354,327

		TOTAL INVESTMENTS - 88.5% (Cost $23,288,429) (a)	$ 24,354,327
		OTHER ASSETS & LIABILITIES - 11.5%	3,159,624
		TOTAL NET ASSETS - 100.0%	$ 27,513,951

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 1,150,044
		Unrealized Depreciation:	(84,146)
		Net Unrealized Appreciation:	$ 1,065,898
*	Non-Income producing security.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 23,288,429
At value	$ 24,354,327
Cash	3,144,116
Receivable for Fund shares sold	34,179
Prepaid expenses for other affiliates	10,051
Dividends and interest receivable	741
Prepaid expenses and other assets	27,211
TOTAL ASSETS	27,570,625

LIABILITIES
Investment advisory fees payable	20,458
Payable for Fund shares repurchased	7,442
Distribution (12b-1) fees payable	6,842
Accrued expenses and other liabilities	21,932
TOTAL LIABILITIES	56,674
NET ASSETS	$ 27,513,951

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 25,980,337
Accumulated net investment loss	(2,108)
Accumulated net realized gain from security transactions	469,824
Net unrealized appreciation of investments	1,065,898
NET ASSETS	$ 27,513,951

Net Asset Value Per Share:
Class C Shares:
Net Assets	$ 8,415,246
Shares of beneficial interest outstanding	781,826
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.76

Class I Shares:
Net Assets	$ 17,345,836
Shares of beneficial interest outstanding	1,602,703
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.82

Class R Shares:
Net Assets	$ 1,752,869
Shares of beneficial interest outstanding	162,044
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 10.82

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 241,350
Interest	3,565
TOTAL INVESTMENT INCOME	244,915

EXPENSES
Investment advisory fees	99,750
Distribution (12b-1) fees, Class C shares	23,540
Distribution (12b-1) fees, Class R shares	1,698
Transfer agent fees	20,016
Professional fees	19,692
Administrative services fees	18,886
Accounting services fees	15,011
Registration fees	12,913
Printing and postage expenses	6,457
Compliance officer fees	6,456
Custodian fees	2,583
Insurance expense	2,260
Trustees fees and expenses	1,937
Other expenses	968
TOTAL EXPENSES	232,167

Less: Fees waived by the Advisor	(32,673)

NET EXPENSES	199,494
NET INVESTMENT INCOME	45,421

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	543,674
Net change in unrealized appreciation (depreciation) of investments	1,176,740
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,720,414

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,765,835

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	January 31,	July 31,
	2011	2010 (a)
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$ 45,421	$ (21,310)
Net realized gain (loss) from security transactions	543,674	(74,631)
Distributions of long term capital gains from underlying investment companies	-	566
Net change in unrealized appreciation (depreciation) of investments	1,176,740	(110,842)
Net increase (decrease) in net assets resulting from operations	1,765,835	(206,217)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(46,671)	-
Class R	(858)	-
From distributions to shareholders	(47,529)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class C	6,421,583	1,838,059
Class I	9,028,104	10,365,176
Class R	736,383	2,161,631
Distributions Reinvested
Class I	27,892	-
Class R	829	-
Cost of Shares Redeemed
Class C	(153,214)	(24,057)
Class I	(2,099,248)	(1,081,352)
Class R	(449,345)	(770,579)
Net increase in net assets from shares of beneficial interest	13,512,984	12,488,878

TOTAL INCREASE IN NET ASSETS	15,231,290	12,282,661

NET ASSETS
Beginning of Period	12,282,661	-
End of Period *	$ 27,513,951	$ 12,282,661
*Includes accumulated net investment loss of:	$ (2,108)	$ -

(a) The Astor Long/Short ETF Fund Class I and R commenced operations October 19, 2009. Class C commenced operations on March 12, 2010.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	January 31,	July 31,
	2011	2010 (a)
	(Unaudited)
SHARE ACTIVITY
Class C:
Shares Sold	613,867	185,055
Shares Redeemed	(14,650)	(2,445)
Net increase in shares of beneficial interest outstanding	599,217	182,610

Class I:
Shares Sold	876,128	1,035,252
Shares Reinvested	2,599	-
Shares Redeemed	(200,830)	(110,446)
Net increase in shares of beneficial interest outstanding	677,897	924,806

Class R:
Shares Sold	69,399	215,217
Shares Reinvested	78	-
Shares Redeemed	(44,286)	(78,364)
Net increase in shares of beneficial interest outstanding	25,191	136,853

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Period Ended
	January 31,	July 31,
	2011	2010 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.84	$ 10.19

Activity from investment operations:
Net investment loss (2)	(0.02)	(0.03)
Net realized and unrealized
gain (loss) on investments	0.94	(0.32)
Total from investment operations	0.92	(0.35)

Net asset value, end of period	$ 10.76	$ 9.84

Total return (3)(8)	9.35%	(3.44)%

Net assets, at end of period (000s)	$ 8,415	$ 1,797

Ratio of gross expenses to average
net assets (4)(5)(6)	3.02%	4.05%
Ratio of net expenses to average
net assets (5)(6)	2.74%	2.74%
Ratio of net investment loss
to average net assets (5)(7)	(0.31)%	(0.77)%

Portfolio Turnover Rate (8)	82%	83%

(1) The Astor Long/Short ETF Fund's Class C commenced operations March 12, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period Ended
	January 31,	July 31,
	2011	2010 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.88	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.03)
Net realized and unrealized
gain (loss) on investments	0.94	(0.09)
Total from investment operations	0.97	(0.12)

Less distributions from:
Net investment income	(0.03)	-

Net asset value, end of period	$ 10.82	$ 9.88

Total return (3)(8)	9.85%	(1.20)%

Net assets, at end of period (000s)	$ 17,346	$ 9,135

Ratio of gross expenses to average
net assets (4)(5)(6)	2.08%	4.40%
Ratio of net expenses to average
net assets (5)(6)	1.74%	2.01%
Ratio of net investment income (loss)
to average net assets (5)(7)	0.71%	(0.32)%

Portfolio Turnover Rate (8)	82%	83%

(1) The Astor Long/Short ETF Fund's Class I shares commenced operations October 19, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended	Period Ended
	January 31,	July 31,
	2011	2010 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.86	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.03	(0.05)
Net realized and unrealized
gain (loss) on investments	0.94	(0.09)
Total from investment operations	0.97	(0.14)

Less distributions from:
Net investment income	(0.01)	-

Net asset value, end of period	$ 10.82	$ 9.86

Total return (3)(8)	9.82%	(1.40)%

Net assets, at end of period (000s)	$ 1,753	$ 1,350

Ratio of gross expenses to average
net assets (4)(5)(6)	2.34%	4.64%
Ratio of net expenses to average
net assets (5)(6)	1.99%	2.35%
Ratio of net investment income (loss)
to average net assets (5)(7)	0.52%	(0.67)%

Portfolio Turnover Rate (8)	82%	83%

(1) The Astor Long/Short ETF Fund's Class R shares commenced operations October 19, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (Unaudited)

1.

ORGANIZATION

The Astor Long/Short ETF Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund currently offers three distinct share classes; Class I, Class R, and Class C. The Fund seeks total return through a combination of capital appreciation and income.

The Fund currently offers Class I, Class R shares and Class C shares.    Class I, Class R and Class C shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 24,354,327	$ -	$ -	$ 24,354,327
Total	$ 24,354,327	$ -	$ -	$ 24,354,327

The Fund did not hold any level 3 securities during the period.

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Distributions received from investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income, capital gains and return of capital from the MLP. Investment income and return of capital is recorded based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year-end of the Fund.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $25,555,577 and $13,845,846, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Astor Asset Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.74%, 1.99% and 2.74% per annum of the Fund’s average daily net assets for Class I, Class R and Class C shares, respectively.   Prior to March 5th, 2010, the Advisor had agreed to waive fees and reimburse the Fund for other expenses to the extent necessary so that expenses did not exceed 2.74% and 2.99% for Class I and Class R shares, respectively.   For the six months ended ended January 31, 2011, the Advisor waived fees in the amount of $32,673.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.74%, 1.99% and 2.74% of average daily net assets attributable to Class I, Class R and Class C shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.74%, 1.99% and 2.74% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class I, Class R and Class C shares subsequently exceed 1.74%, 1.99% and 2.74%, respectively per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.  During the six months ended January 31, 2011, the Advisor waived fees of $32,673.  As of January 31, 2011, the Advisor has $114,929 of waived/reimbursed expenses that may be recovered no later than July 31 of the years indicated below:

2013
$114,929

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class R shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class I, Class R and Class C shares.   The Distributor is an affiliate of GFS.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Fund as follows:

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $35,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $25,000 plus $6,000 for each additional share class above one plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 per share class and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2011, the Fund incurred expenses of $6,456 for compliance services pursuant to the Trust’s Agreement with NLCS.  Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2011, GemCom collected amounts totaling $5,660 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

Astor Long/Short ETF Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011 (Unaudited)

5.  TAX COMPONENTS OF CAPITAL

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $70,117 of such capital losses.

Permanent book and tax differences primarily attributable to net operating losses, grantor trust and partnership adjustments, resulted in reclassification for the Fund for the period ended July 31, 2010 as follows: a decrease in paid in capital of $21,525; a decrease in accumulated net investment loss of $21,310; and a decrease in accumulated net realized loss from security transactions of $215.

6.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events

Astor Long/Short ETF Fund

EXPENSE EXAMPLES

January 31, 2011 (Unaudited)

As a shareholder of the Astor Long/Short ETF Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Astor Long/Short ETF Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Astor Long/Short ETF Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period* 8/1/10 – 1/31/11	Expense Ratio During Period 8/1/10 – 1/31/11
Class I	$1,000.00	$1,098.50	$9.20	1.74%
Class R Class C	1,000.00 1,000.00	1,098.20 1,093.50	10.52 10.50	1.99 2.74

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period* 8/1/10 – 1/31/11	Expense Ratio During Period 8/1/10 – 1/31/11
Class I	$1,000.00	$1,016.43	$8.84	1.74%
Class R	1,000.00	1,015.17	10.11	1.99
Class C	1,000.00	1,011.39	10.09	2.74

*Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by 365 (to reflect the number of days in the six month period ended January 31, 2011)

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-738-0333.

INVESTMENT ADVISOR

Astor Asset Management, LLC

111 S. Wacker Drive, Suite 3950

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/11